PREFERRED SHARES	12 Months Ended
Dec. 31, 2016
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES	PREFERRED SHARES In March 2014, TCPL redeemed all of the 4 million outstanding Series Y preferred shares at a redemption price of $50 per share for a gross payment of $200 million.